Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation

a.	Basis of presentation

The Company's financial statements as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"). The significant accounting policies described below have been applied on a consistent basis for all years presented.

The financial statements have been prepared on the basis of historical cost, subject to adjustment of financial assets and liabilities to their fair value through profit or loss. The Company classifies its expenses on the statement of comprehensive loss based on the operating characteristics of such expenses.

Use of estimates

b.	Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make accounting estimates, judgments and assumptions, it also requires that management exercise its judgment in applying the Company's accounting policies. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency and translation to the reporting currency

c.	Functional currency and translation to the reporting currency

The functional currency of the Company is the New Israeli Shekel ("NIS"), which is the local currency in which the entity operates.

The financial statements of the Company were translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters".  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, equity items were translated at the exchange rates of the date of the equity transaction, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity's financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income (loss).

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The following table presents data regarding the dollar exchange rate:

		U.S. $ Exchange rate
	In Points (*)	1 $ = NIS
At the end of:
2018	101.2	3.748
2017	100.4	3.467
2016	100.0	3.845

Increase (decrease) during the year:
2018	0.8%	8.1%
2017	0.4%	(9.8)%
2016	(1.2)%	(1.5)%

(*) Based on the Index for December of each year, on the basis of 2016 Index = 100 points.

Cash and cash equivalents
d.	Cash and cash equivalents
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted cash
e.	Restricted cash:
Restricted cash held in interest bearing saving accounts which are used as a security for the Company's facility leasehold bank guarantee.
Non-current prepaid expenses
f.	Non-current prepaid expenses:
Non-current prepaid expenses consist of non-current lease deposits as security for the Company's motor vehicles leases.
Property and equipment

g.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33
Office furniture and equipment	7
Leasehold improvements	10
Laboratory equipment	15-33

Impairment of non-financial assets

h.	Impairment of non-financial assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2018, 2017, and 2016, no impairment losses have been identified.

Stock-based compensation

i.	Stock-based compensation

The Company recognizes equity-based compensation expenses for awards of equity instruments to employees and non-employees based on the grant date fair value of those awards in accordance with FASB ASC Topic 718, Stock Compensation ("ASC 718"). ASC 718 requires all equity-based compensation awards to employees and non-employee directors, including grants of restricted shares and stock options, to be recognized as expense in the consolidated statements of operations based on their grant date fair values. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The option pricing model requires a number of assumptions. There is no active external or internal market for the Company's common shares, consequently the Company utilized third-party valuations to estimate the fair value of its Ordinary Shares. For the estimation of the expected volatility of the Company's share price, the Company used the historical volatility of comparable companies in the industry with characteristics similar to the Company, including stage of product development and focus on the life science industry. The expected term of options granted represents the period of time that options granted are expected to be outstanding, the company uses management's estimates for the expected term of options due to insufficient readily available historical exercise data. The risk-free interest rate is based on the yield rates of U.S. Government Treasury Bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company accounts for stock options issued to non-employees in accordance with ASC Topic 505-50 "Equity -Based Payment to Non-Employees" and accordingly the value of the stock compensation to non-employees is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) at the date at which the necessary performance to earn the equity instruments is complete. Share-based awards to non-employees are remeasured at each reporting date and compensation costs are recognized as services are rendered. The Company believes that the fair value of these awards is more reliably measurable than the fair value of the services rendered.

Employees benefits

j.	Employees benefits

Post-employment benefits - The majority of the Company's employees are signed on Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the employees are entitled only to an amount of severance pay equal to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees, consequently a severance pay liability is not recorded on the Company's balance sheet. With respect to an employee that is not covered by section 14, the Company accrues a liability net of the plan assets.

Short term employee benefits - Labor laws in Israel entitle every employee to vacation days, paid sick leave and recreation pay, computed annually. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

Revenue Recognition
k.	Revenue Recognition
The Company has not yet generated any revenue from product sales.
Research and development expenses

l.	Research and development expenses

Research and development expenses are charged to the statement of operations and comprehensive loss as incurred and consist of salaries, stock-based compensation, benefits and other personnel-related costs, fees paid to consultants, clinical trials, patent costs and facilities and overhead costs. As of December 31, 2018, the Company has not yet capitalized development expenses.

Patents
m.	Patents

The Company expenses all costs associated with patents for product candidates under development as incurred. As a result of the Company's research and development efforts, the Company is applying for a number of patents to protect proprietary technology and inventions. To date, the Company has not capitalized patent costs. The Company has recorded a charge to operations of approximately $242, $219 and $87 for the years ended December 31, 2018, 2017 and 2016, respectively, related to its patents' costs.

Income taxes

n.	Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 "Accounting for Income Taxes". This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. As the Company is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, the Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2018, the Company provided a liability of $222, see note 5, for uncertain tax positions related to tax withholding matters from prior years. The Company does not expect that the amounts of uncertain tax positions will change significantly within the next year.

Loss per share
o.	Loss per share

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding preferred stock, options and warrants for the years ended December 31, 2018, 2017 and 2016 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all years presented. For the years ended December 31, 2018, 2017 and 2016 the total weighted average number of shares related to outstanding potential shares excluded from the calculations of diluted net loss per share were 8,638,789, 4,926,621and 3,707,654, respectively. The following data shows the amounts used in computing income (loss) per share and the effect on income (loss):

	Year ended December 31,
Basic and diluted (loss) per share:	2018	2017	2016
(Loss) income from continuing operations	$(4,242)	$(2,503)	$(2,878)
Interest on convertible notes		-	(67)
Interest of 6% to Cumulative Preferred Stock	(659)	(717)	(497)
	$(4,901)	$(3,220)	$(3,442)

Number of common shares at the beginning of the year	3,509,344	3,390,733	3,068,184
Stock options exercised	2	-	3,958
Common shares issued in connection with conversion of convertible notes	-	35,192	285,505
Number of shares used in per share computation	3,509,346	3,425,925	3,357,647

Basic net income (loss) per share	$(1.40)	$(0.94)	$(1.03)

Concentrations of credit risk

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and restricted cash.

Cash and cash equivalents are invested in major banks in Israel. Such deposits in Israel are not insured. Management believes that the financial institutions that hold the Company's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no foreign exchange contracts or any other hedging arrangements.

Fair value of financial instruments

q.	Fair value of financial instruments

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

The financial instruments presented on the balance sheet at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data). The Company's warrants exercisable into shares liability are classified as level 3 in the fair value hierarchy, and measured at fair value on a recurring basis.

Comprehensive income (loss)

r.	Comprehensive income (loss)

Comprehensive loss is the change in stockholders' equity from transactions and other events and circumstances other than those resulting from investments by stockholders and distributions to stockholders.

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.

The Company's other comprehensive income (loss) is currently comprised of gains or losses resulting from translation adjustments which result from translating the Company's financial statements into U.S. dollars when its functional currency is different than the U.S. dollar.

New standards and interpretations

s.	New standards and interpretations

In February 2018, the FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This update allows companies the option to reclassify to retained earnings the tax effects related to items in Accumulated Other Comprehensive Income (Loss) as a result of the Tax Cuts and Jobs Act that was enacted on December 22, 2017. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018, and early adoption is permitted. This guidance should be applied either in the period of adoption or retrospectively to each period in which the effects of the change in the U.S. federal income tax rate in the Tax Cuts and Jobs Act is recognized. The adoption of this standard is not expected to impact the Company's financial condition, results of operations, and cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation (Topic 718), which provides clarity and reduces both the diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The amendments in this update provide guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company has adopted ASU 2017-09 and the adoption of the amendment did not have a material impact on its financial condition, results of operations, and cash flows.

In August 2016, the FASB issued Accounting Standards Update ("ASU") No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). ASU 2016-15 clarifies whether eight specifically identified cash flow issues should be categorized as operating, investing or financing activities in the statement of cash flows. The guidance is effective for the fiscal year beginning after December 15, 2017, including interim periods within that year. The adoption of ASU 2016-15 did not impact the Company's financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"). ASU 2016-13 is intended to provide financial statement users with more useful information about expected credit losses on financial assets held by a reporting entity at each reporting date. The new standard replaces the existing incurred loss impairment methodology with a methodology that requires consideration of a broader range of reasonable and supportable forward-looking information to estimate all expected credit losses. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2019 and early adoption is permitted for fiscal years and interim periods within those years beginning after December 15, 2018. The Company is currently assessing the impact of this ASU on its financial statements, but expect the impact to be immaterial.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The amendments in this update require a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term for all leases with terms greater than twelve months. For leases less than twelve months, an entity is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Also, in July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, to provide an additional transition method. An entity can now elect not to present comparative financial information under Topic 842 if it recognizes a cumulative-effect adjustment to retained earnings upon adoption. The Company intends to make this election. The amendments in these updates are effective for the Company for fiscal years beginning with 2019, including interim periods within those years, with early adoption permitted. The Company has performed an assessment of the impact of the adoption of the amendments in these updates on the Company's financial position and results of operations for the Company's leases, which consist of facility and vehicles leases. Based on that assessment, the Company has estimated that the adoption of Topic 842 will result in the recognition of approximately $458 of right-of-use assets and lease liabilities as of January 1, 2019. Also, the impacts from the adoption of Topic 842 to the Company's accumulated deficit as of January 1, 2019 and to results of operations for the year ending December 31, 2019 are not expected to be material.